Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 14, 2025	Nov. 10, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Sep. 18, 2009
Stockholders' Equity
Dividend paid (in US$ per share)			$ 0.85	$ 0.8	$ 0.75
Dividend declared (in US$ per share)			$ 3.45	$ 3.25	$ 3.05
Dividends, common stock in cash			$ 63,600	$ 62,800	$ 60,700
Stock issued during period, shares, dividend reinvestment plan			205	23	34
Authorized capital stock, par value of common stock (in dollars per share)			$ 0.01	$ 0.01	$ 0.01			$ 0.01
Average price of shares issued			$ 87.83	$ 80.62	$ 60.63
Shares repurchase program authorized amount	$ 300,000	$ 200,000					$ 100,000
Stock repurchase program authorized repurchase additional amount	$ 100,000	$ 100,000
Shares repurchased			927,527	661,103	1,131,040	466,955
Value of shares repurchased			$ 76,060	$ 53,890	$ 70,610	$ 28,600
Shares issued			25,790,190	25,585,985
Shares outstanding			18,264,294	18,987,616
Treasury shares			7,525,896	6,598,369
Common stock, authorized capital stock (in shares)			750,000,000	750,000,000				750,000,000
Preferred stock, authorized capital stock (in shares)			100,000,000	100,000,000				100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share)			$ 0.01	$ 0.01				$ 0.01
O 2025 M3 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)			0.85
O 2025 M6 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)			0.85
O 2025 M8 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)			0.85
O 2025 M12 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)			$ 0.9
O 2024 M3 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)				0.8
O 2024 M6 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)				0.80
O 2024 M8 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)				0.80
O 2024 M11 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)				$ 0.85
O 2023 M2 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)					$ 0.75
O 2023 M5 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)					0.75
O 2023 M8 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)					0.75
O 2023 M11 Dividends
Stockholders' Equity
Dividend declared (in US$ per share)					$ 0.8